Related party transactions - Transactions with Baring Private Equity Asia (Details)					12 Months Ended
	Feb. 03, 2021 shares	Dec. 29, 2020 USD ($) shares	Sep. 29, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related party transactions
Balances due from related party | $					$ 0	$ 0
balances due to related party | $					0	0
Shares issued (in shares)	20,997,375
Shares issued | $					$ 527,000,000	$ 656,000,000	$ 0
Share split ratio	4.5
Multiple voting shares
Related party transactions
Share split ratio	4.5				4.5
Baring Private Equity Asia | Class B common shares
Related party transactions
Share options granted (in shares)			4,816,138
Aggregate consideration for exercising options | $			$ 67,000,000
Baring Private Equity Asia | Class B common shares | Competence Call Center
Related party transactions
Shares issued (in shares)				8,021,790
Shares issued | $				$ 68,000,000
Baring Private Equity Asia | Class B common shares | Lionbridge Ai
Related party transactions
Shares issued (in shares)		4,054,954
Shares issued | $		$ 80,000,000
Baring Private Equity Asia | Multiple voting shares
Related party transactions
Shares issued (in shares)	82,144,186
Baring Private Equity Asia | Multiple Voting Shares Issued in Initial Public Offering
Related party transactions
Number of shares converted to subordinate voting shares (in shares)	15,068,329
Baring Private Equity Asia | Multiple Voting Shares Issued in Secondary Public Offering
Related party transactions
Number of shares converted to subordinate voting shares (in shares)	13,648,000